SIGNIFICANT CUSTOMERS - Schedule of Concentrations (Details) - Customer Concentration Risk	4 Months Ended	8 Months Ended	12 Months Ended
	Jan. 03, 2021	Aug. 28, 2020	Jan. 03, 2021	Dec. 29, 2019	Dec. 30, 2018
Revenue from Contract with Customer Benchmark
Concentration Risk [Line Items]
Concentration risk	20.00%	21.00%		16.00%	18.00%
Accounts Receivable
Concentration Risk [Line Items]
Concentration risk			20.00%	22.00%	21.00%
Customer A | Revenue from Contract with Customer Benchmark
Concentration Risk [Line Items]
Concentration risk	11.00%	12.00%		9.00%	9.00%
Customer A | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk			11.00%	14.00%	14.00%
Customer B | Revenue from Contract with Customer Benchmark
Concentration Risk [Line Items]
Concentration risk	4.00%	5.00%		2.00%	2.00%
Customer B | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk			4.00%	3.00%	3.00%
Customer C | Revenue from Contract with Customer Benchmark
Concentration Risk [Line Items]
Concentration risk	5.00%	4.00%		5.00%	7.00%
Customer C | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk			5.00%	5.00%	4.00%